Securian Financial Group, Inc.

400 Robert Street North

St. Paul, MN 55101-2098

www.securian.com

651.665.3500

April 27, 2022	[SECURIAN LOGO]

September 5, 2023

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

RE:	Minnesota Life Variable Universal Life Account

File Numbers: 33-85496 and 811-8830

Dear Ladies and Gentlemen:

On behalf of Variable Annuity Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant’s registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on August 30, 2023.

Any questions and comments that you may have regarding this filing may be directed to the undersigned.

Sincerely,

/s/ Thomas P. Trier

Thomas P. Trier

Senior Counsel